Schedule of investments
Delaware Strategic Allocation Fund	June 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 55.57%
US Markets - 23.56%
Communication Services - 1.97%
Alphabet Class A †	789	$854,329
Alphabet Class C †	33	35,670
AT&T	31,259	1,047,489
ATN International	648	37,409
Century Communications =†	25,000	0
Charter Communications Class A †	1,122	443,392
Cinemark Holdings	2,127	76,785
Comcast Class A	5,918	250,213
Facebook Class A †	1,319	254,567
Fox Class A	802	29,385
Liberty Global Class A †	2,119	57,192
Liberty Global Class C †	13,341	353,937
Nexstar Media Group Class A	300	30,300
Take-Two Interactive Software †	3,314	376,238
TripAdvisor †	6,820	315,698
Verizon Communications	11,900	679,847
Walt Disney	2,565	358,177
Yelp †	1,180	40,332
		5,240,960
Consumer Discretionary - 1.97%
Amazon.com †	359	679,813
American Eagle Outfitters	3,460	58,474
Aramark	4,618	166,525
BorgWarner	3,306	138,786
Cheesecake Factory	1,190	52,027
Chuy’s Holdings †	855	19,597
Dollar General	1,699	229,637
Dollar Tree †	11,713	1,257,859
Five Below †	520	62,410
Hasbro	4,193	443,116
Home Depot	2,400	499,128
Jack in the Box	765	62,263
Lowe’s	6,500	655,915
Malibu Boats Class A †	1,323	51,399
NIKE Class B	2,230	187,209
Starbucks	3,500	293,405
Steven Madden	2,550	86,573
Taylor Morrison Home †	340	7,126
Tenneco Class A	1,880	20,849
Toll Brothers	2,562	93,820
Tractor Supply	1,379	150,035

NQ-448 [6/19] 8/19 (919121) 1

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Consumer Discretionary (continued)
Wendy’s	1,587	$31,073
		5,247,039
Consumer Staples - 0.88%
Archer-Daniels-Midland	15,200	620,160
Casey’s General Stores	997	155,522
Constellation Brands Class A	1,985	390,926
General Mills	3,166	166,278
J&J Snack Foods	433	69,691
Mondelez International Class A	12,973	699,245
PepsiCo	1,817	238,263
		2,340,085
Energy - 1.26%
Carrizo Oil & Gas †	4,105	41,132
Chevron	2,491	309,980
ConocoPhillips	10,300	628,300
EOG Resources	1,750	163,030
Halliburton	33,643	765,042
Keane Group †	3,481	23,392
KLX Energy Services Holdings †	530	10,828
Marathon Oil	44,749	635,883
Occidental Petroleum	11,900	598,332
Patterson-UTI Energy	2,117	24,367
Pioneer Natural Resources	881	135,551
SRC Energy †	2,710	13,442
US Silica Holdings	1,134	14,504
		3,363,783
Financials - 3.07%
Allstate	7,000	711,830
American Equity Investment Life Holding	1,845	50,110
American International Group	13,400	713,952
Bank of New York Mellon	13,400	591,610
BB&T	14,300	702,559
BlackRock	389	182,558
Bryn Mawr Bank	710	26,497
Capital One Financial	2,017	183,023
CenterState Bank	2,505	57,690
Charles Schwab	7,288	292,905
City Holding	581	44,307
CME Group	1,338	259,719
Comerica	1,361	98,863
East West Bancorp	2,789	130,442

2 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
Essent Group †	2,132	$100,183
First Bancorp (North Carolina)	1,355	49,349
First Financial Bancorp	2,411	58,394
First Interstate BancSystem Class A	1,085	42,977
Great Western Bancorp	2,146	76,655
Hamilton Lane Class A	770	43,936
Hope Bancorp	1,175	16,192
Independent Bank	598	45,538
Independent Bank Group	985	54,136
Intercontinental Exchange	1,926	165,520
JPMorgan Chase & Co.	4,873	544,801
KeyCorp	10,889	193,280
KKR & Co. Class A	20,179	509,923
LendingTree †	150	63,005
Marsh & McLennan	7,200	718,200
MGIC Investment †	13,268	174,342
Old National Bancorp	3,540	58,729
Primerica	265	31,787
Prudential Financial	1,434	144,834
Raymond James Financial	1,361	115,073
Reinsurance Group of America	1,051	163,988
Selective Insurance Group	1,180	88,370
State Street	1,707	95,694
Sterling Bancorp	860	18,301
Stifel Financial	1,430	84,456
Travelers	966	144,436
Umpqua Holdings	970	16,092
United Community Banks	1,233	35,214
US Bancorp	3,196	167,470
Valley National Bancorp	5,110	55,086
WSFS Financial	1,173	48,445
		8,170,471
Healthcare - 4.04%
Abbott Laboratories	11,286	949,153
Adamas Pharmaceuticals †	2,787	17,279
Allergan	932	156,045
Array BioPharma †	1,448	67,086
Becton Dickinson & Co.	705	177,667
Biogen †	883	206,507
Brookdale Senior Living †	10,375	74,804
Cardinal Health	13,300	626,430

NQ-448 [6/19] 8/19 (919121) 3

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Healthcare (continued)
Celgene †	927	$85,692
Cigna	5,273	830,761
CONMED	885	75,729
CryoLife †	1,923	57,555
CVS Health	13,000	708,370
DexCom †	918	137,553
Edwards Lifesciences †	753	139,109
Illumina †	760	279,794
IQVIA Holdings †	4,004	644,244
Johnson & Johnson	7,786	1,084,434
Ligand Pharmaceuticals
Class B †	530	60,500
Medicines †	1,316	47,995
Merck & Co.	11,408	956,561
Merit Medical Systems †	1,321	78,679
Natera †	2,536	69,943
Neurocrine Biosciences †	1,082	91,353
NuVasive †	840	49,174
Pfizer	22,786	987,090
Prestige Consumer Healthcare †	1,784	56,517
Puma Biotechnology †	1,085	13,790
Quest Diagnostics	7,100	722,851
Quidel †	1,185	70,294
Repligen †	1,070	91,967
Retrophin †	2,930	58,864
Spark Therapeutics †	250	25,595
Spectrum Pharmaceuticals †	3,225	27,767
Supernus Pharmaceuticals †	1,080	35,737
Tabula Rasa HealthCare †	780	38,945
Teladoc Health †	510	33,869
Thermo Fisher Scientific	832	244,342
Ultragenyx Pharmaceutical †	753	47,816
UnitedHealth Group	1,436	350,398
Vanda Pharmaceuticals †	2,930	41,284
Vertex Pharmaceuticals †	851	156,056
Wright Medical Group †	2,525	75,296
		10,750,895
Industrials - 1.96%
ABM Industries	1,520	60,800
Applied Industrial Technologies	1,045	64,299
ASGN †	830	50,298

4 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
Barnes Group	852	$48,002
BrightView Holdings †	1,815	33,959
Casella Waste Systems Class A †	1,676	66,420
Columbus McKinnon	1,928	80,918
Continental Building Products †	2,785	73,997
Eaton	1,641	136,662
Emerson Electric	1,264	84,334
ESCO Technologies	774	63,948
Federal Signal	2,800	74,900
Gates Industrial †	3,476	39,661
Granite Construction	1,248	60,129
Hawaiian Holdings	880	24,138
Honeywell International	972	169,701
Hub Group Class A †	783	32,870
Ingersoll-Rand	930	117,803
Kadant	811	73,647
Kforce	585	20,528
Lockheed Martin	480	174,499
MasTec †	910	46,892
MYR Group †	2,010	75,074
Navigant Consulting	1,662	38,542
Northrop Grumman	2,300	743,153
Oshkosh	1,246	104,029
Parker-Hannifin	1,483	252,125
Raytheon	3,900	678,132
Rockwell Automation	365	59,798
Southwest Airlines	2,637	133,907
Tetra Tech	1,185	93,082
Union Pacific	1,738	293,913
United Technologies	2,151	280,060
US Ecology	1,000	59,540
WageWorks †	888	45,102
Waste Management	6,200	715,294
Woodward	365	41,303
		5,211,459
Information Technology - 4.08%
Accenture Class A	1,319	243,712
Adobe †	796	234,541
Anixter International †	581	34,692
Apple	4,332	857,389
Applied Materials	8,281	371,900

NQ-448 [6/19] 8/19 (919121) 5

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Information Technology (continued)
Arista Networks †	1,030	$267,409
Autodesk †	2,442	397,802
Belden	790	47,060
Blackbaud	355	29,643
Broadcom	3,005	865,019
Brooks Automation	2,090	80,988
Cisco Systems	18,273	1,000,081
ExlService Holdings †	1,200	79,356
II-VI †	1,765	64,528
Intel	17,558	840,501
j2 Global	1,080	96,001
MACOM Technology Solutions Holdings †	516	7,807
Mastercard Class A	1,602	423,777
MaxLinear †	2,285	53,560
Microsoft	13,426	1,798,547
Mimecast †	680	31,763
NETGEAR †	1,095	27,693
Oracle	12,300	700,731
Paylocity Holding †	472	44,283
PayPal Holdings †	3,729	426,821
Plantronics	785	29,076
PTC †	1,477	132,576
Q2 Holdings †	1,455	111,104
Rapid7 †	1,030	59,575
salesforce.com †	1,483	225,016
Semtech †	1,335	64,147
ServiceNow †	474	130,146
Silicon Laboratories †	535	55,319
SS&C Technologies Holdings	2,661	153,300
Texas Instruments	814	93,415
Tyler Technologies †	772	166,767
Visa Class A	3,594	623,739
		10,869,784
Materials - 0.80%
Balchem	425	42,487
Ball	6,458	451,995
Boise Cascade	2,160	60,718
Coeur Mining †	6,405	27,798
Corteva †	1,207	35,691
Dow	1,208	59,566
DuPont de Nemours	10,990	825,019

6 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Materials (continued)
Eastman Chemical	2,364	$183,990
Kaiser Aluminum	730	71,255
Minerals Technologies	1,205	64,480
Neenah	1,110	74,981
Quaker Chemical	335	67,965
Westrock	2,873	104,778
Worthington Industries	1,795	72,267
		2,142,990
Real Estate - 3.05%
American Assets Trust	534	25,162
American Tower	1,033	211,197
Apartment Investment & Management Class A	2,376	119,085
Armada Hoffler Properties	2,087	34,540
AvalonBay Communities	1,775	360,645
Boston Properties	1,448	186,792
Brandywine Realty Trust	8,736	125,100
Brixmor Property Group	5,627	100,611
Camden Property Trust	1,288	134,454
Cousins Properties	2,156	77,992
Crown Castle International	1,399	182,360
Douglas Emmett	4,725	188,244
EastGroup Properties	585	67,848
Empire State Realty Trust Class A	1,250	18,513
Equity LifeStyle Properties	1,300	157,742
Equity Residential	11,471	870,878
Essex Property Trust	1,025	299,228
Extra Space Storage	1,200	127,320
Federal Realty Investment Trust	650	83,694
First Industrial Realty Trust	7,370	270,774
Highwoods Properties	2,650	109,445
Host Hotels & Resorts	8,525	155,326
JBG SMITH Properties	1,312	51,614
Kilroy Realty	1,600	118,096
Kimco Realty	5,525	102,102
Kite Realty Group Trust	4,270	64,605
Lexington Realty Trust	5,475	51,520
Macerich	1,400	46,886
Mack-Cali Realty	1,829	42,597
Mid-America Apartment Communities	1,218	143,432
National Retail Properties	2,025	107,345
Omega Healthcare Investors	1,675	61,556

NQ-448 [6/19] 8/19 (919121) 7

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Real Estate (continued)
Pebblebrook Hotel Trust	4,541	$127,965
Physicians Realty Trust	2,355	41,071
Prologis	10,741	860,354
PS Business Parks	725	122,184
Public Storage	819	195,061
Regency Centers	945	63,069
Retail Value	432	15,034
RLJ Lodging Trust	2,825	50,116
RPT Realty	8,775	106,265
Sabra Health Care REIT	200	3,938
Simon Property Group	4,737	756,783
SITE Centers	4,037	53,450
SL Green Realty	1,875	150,694
Spirit MTA REIT	677	5,646
Spirit Realty Capital	1,405	59,937
Tanger Factory Outlet Centers	2,750	44,578
Taubman Centers	675	27,560
UDR	4,200	188,538
Urban Edge Properties	1,175	20,363
Ventas	3,900	266,565
Vornado Realty Trust	2,650	169,865
Welltower	1,375	112,104
		8,137,843
Utilities - 0.48%
Edison International	10,700	721,287
NorthWestern	1,535	110,750
PPL	8,142	252,483
South Jersey Industries	2,895	97,648
Spire	1,225	102,802
		1,284,970
Total US Markets (cost $38,653,727)		62,760,279
Developed Markets - 23.75%§
Communication Services - 1.06%
Nippon Telegraph & Telephone	17,430	812,059
Publicis Groupe	6,500	343,075
Tele2 Class B	51,400	750,707
Toho	15,900	677,405
Vivendi	9,000	246,984
		2,830,230

8 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary - 2.49%
Bandai Namco Holdings	10,200	$494,951
Cie Generale des Etablissements Michelin	5,700	720,717
Honda Motor	22,500	581,823
Industria de Diseno Textil	28,000	842,444
LVMH Moet Hennessy Louis Vuitton	600	255,075
Persimmon	25,000	635,124
Playtech	44,000	238,618
Sony	5,200	273,260
Stanley Electric	26,400	650,946
Swatch Group	2,460	705,191
Toyota Motor	3,788	235,098
Valeo	8,300	270,214
Whitbread	3,200	188,281
Yue Yuen Industrial Holdings	201,000	551,307
		6,643,049
Consumer Staples - 2.93%
Asahi Group Holdings	16,600	747,310
Chocoladefabriken Lindt & Spruengli	95	691,431
Coca-Cola European Partners	11,500	640,102
Coca-Cola HBC	9,900	373,974
Diageo	22,000	946,886
Imperial Brands	16,000	375,443
Koninklijke Ahold Delhaize	15,300	343,480
L’Oreal	2,060	585,716
Matsumotokiyoshi Holdings	7,000	205,610
Nestle	5,100	527,963
Sundrug	11,800	320,024
Suntory Beverage & Food	16,000	695,712
Tate & Lyle	51,000	478,100
WH Group 144A #	300,000	304,318
Wm Morrison Supermarkets	130,000	332,757
Woolworths Group	10,500	245,188
		7,814,014
Energy - 1.47%
Caltex Australia	36,800	640,585
Galp Energia	43,400	667,460
Royal Dutch Shell Class A	29,800	972,600
Royal Dutch Shell Class B	23,800	779,848
TOTAL	15,300	858,235
		3,918,728

NQ-448 [6/19] 8/19 (919121) 9

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Financials - 4.23%
AIA Group	110,800	$1,196,518
Allianz	4,440	1,070,823
Banco Espirito Santo
Class R =†	370,000	0
Banco Santander	195,000	903,757
Bank Leumi Le-Israel	63,000	455,367
Credit Suisse Group	50,000	598,459
Dai-ichi Life Holdings	27,700	419,094
DBS Group Holdings	41,900	804,902
Investec	105,000	682,567
Mitsubishi UFJ Financial Group	192,554	917,130
Raiffeisen Bank International	26,000	610,497
Skandinaviska Enskilda Banken Class A	66,000	611,089
Standard Chartered	86,000	780,181
Swiss Life Holding	1,350	669,311
UniCredit	60,000	738,530
United Overseas Bank	41,100	794,551
		11,252,776
Healthcare - 2.67%
Alcon †	4,500	277,873
BeiGene ADR †	400	49,580
CSL	2,142	324,350
Koninklijke Philips	20,200	878,214
Merck	2,100	219,348
Novartis	18,200	1,661,510
Novo Nordisk Class B	18,200	929,605
Roche Holding	2,600	731,088
Sanofi	8,900	769,159
Smith & Nephew	11,000	238,861
Sumitomo Dainippon Pharma	30,500	580,648
Takeda Pharmaceutical	12,877	458,071
		7,118,307
Industrials - 4.15%
AGC	20,700	717,087
Brenntag	13,400	657,504
East Japan Railway	7,066	661,687
Intertek Group	7,500	524,325
ITOCHU	40,986	785,170
Japan Airlines	10,400	331,924
Leonardo	60,000	761,192
Meggitt	91,406	608,985

10 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Qantas Airways	172,000	$652,720
Rolls-Royce Holdings =†	694,380	794
Safran	2,200	321,842
Schneider Electric	2,800	253,352
Siemens	2,750	327,402
Techtronic Industries	106,500	815,879
Teleperformance	3,700	741,321
Vestas Wind Systems	3,000	259,901
Vinci	8,900	908,919
Volvo Class B	51,000	810,374
West Japan Railway	7,500	607,016
Wolters Kluwer	4,200	305,555
		11,052,949
Information Technology - 1.76%
ASM Pacific Technology	44,500	456,232
ASML Holding (New York Shares)	3,200	665,888
Capgemini	4,500	559,499
FUJIFILM Holdings	5,900	299,542
InterXion Holding †	900	68,481
Nice †	3,100	424,376
Omron	13,700	718,511
SAP	6,600	904,806
Tokyo Electron	4,200	590,333
		4,687,668
Materials - 1.63%
Air Liquide	2,100	293,724
BlueScope Steel	73,000	620,715
Covestro 144A #	9,900	504,005
CRH	21,800	712,582
Givaudan	110	310,698
Rio Tinto	16,300	1,008,858
Shin-Etsu Chemical	2,300	215,192
South32	295,205	661,744
		4,327,518
Real Estate - 0.92%
Daito Trust Construction	5,800	739,680
Grand City Properties	19,700	450,558
Klepierre	15,700	525,995
Mirvac Group	333,400	733,925
		2,450,158

NQ-448 [6/19] 8/19 (919121) 11

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Utilities - 0.44%
National Grid	49,000	$521,109
Tokyo Gas	27,700	652,943
		1,174,052
Total Developed Markets (cost $56,096,279)		63,269,449
Emerging Markets - 8.26%@
Communication Services - 1.78%
America Movil Class L ADR	7,132	103,842
Baidu ADR †	2,422	284,246
China Mobile	39,715	361,552
China Mobile ADR	3,222	145,924
Grupo Televisa ADR	18,488	156,039
LG Uplus	9,781	122,812
Mail.Ru Group GDR †	3,427	87,197
Mobile TeleSystems PJSC ADR	7,784	72,469
NAVER	592	58,508
SINA †	8,390	361,861
SK Telecom ADR	42,555	1,053,236
Sohu.com ADR †	9,774	136,836
Telefonica Brasil ADR	10,600	138,012
Tencent Holdings	24,900	1,126,462
Tencent Music Entertainment Group ADR †	7	105
TIM Participacoes ADR	9,082	135,958
Turkcell Iletisim Hizmetleri ADR	14,390	78,857
VEON ADR	26,133	73,172
Weibo ADR †	1,972	85,881
Yandex Class A †	4,152	157,776
		4,740,745
Consumer Discretionary - 1.05%
Alibaba Group Holding ADR †	7,080	1,199,706
Arcos Dorados Holdings
Class A	20,153	146,714
Astra International	351,200	185,234
B2W Cia Digital †	56,683	483,731
Ctrip.com International ADR †	6,401	236,261
Hyundai Motor	872	105,830
JD.com ADR †	11,936	361,541
LG Electronics	1,200	82,567
		2,801,584
Consumer Staples - 1.10%
Atacadao	18,077	103,662
BRF ADR †	28,163	214,039

12 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Consumer Staples (continued)
China Mengniu Dairy †	76,000	$294,662
Cia Brasileira de Distribuicao ADR	10,044	245,877
Cia Cervecerias Unidas ADR	3,979	112,407
Coca-Cola Femsa ADR	5,821	361,717
Fomento Economico Mexicano ADR	1,838	177,827
Lotte Chilsung Beverage	770	114,386
Lotte Confectionery	317	47,418
Tingyi Cayman Islands Holding	161,724	270,176
Tsingtao Brewery Class H	50,000	318,586
Uni-President China Holdings	322,600	359,344
Wal-Mart de Mexico	38,284	104,497
X5 Retail Group GDR	6,196	212,461
		2,937,059
Energy - 1.33%
China Petroleum & Chemical Class H	276,200	188,153
CNOOC ADR	1,297	220,944
Gazprom PJSC ADR	73,767	541,351
LUKOIL PJSC ADR	2,508	210,722
Petroleo Brasileiro ADR	24,408	380,033
Reliance Industries GDR 144A #	45,543	1,646,441
Rosneft Oil PJSC GDR	53,962	354,073
		3,541,717
Financials - 1.02%
Akbank T.A.S. †	147,761	174,878
Banco Bradesco ADR	30,725	301,720
Banco Santander Brasil ADR	12,715	150,927
Banco Santander Mexico ADR	33,819	258,715
China Construction Bank Class H	108,000	93,096
Grupo Financiero Banorte	16,520	95,950
Industrial & Commercial Bank of China Class H	483,000	352,552
Itau Unibanco Holding ADR	29,636	279,171
KB Financial Group ADR	792	31,268
Ping An Insurance Group Co. of China Class H	35,000	420,871
Samsung Life Insurance	2,218	160,713
Sberbank of Russia PJSC	101,200	381,763
		2,701,624
Healthcare - 0.10%
Dr Reddy’s Laboratories	4,481	166,016
Genscript Biotech †	40,000	100,370
		266,386

NQ-448 [6/19] 8/19 (919121) 13

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Industrials - 0.02%
Lotte †	1,443	$55,064
		55,064
Information Technology - 1.48%
Hon Hai Precision Industry	150,582	375,689
MediaTek	41,000	415,280
Samsung Electronics	31,501	1,282,731
SK Hynix	13,902	836,197
Taiwan Semiconductor Manufacturing	123,069	941,279
WNS Holdings ADR †	1,506	89,155
		3,940,331
Materials - 0.31%
Cemex ADR	13,862	58,775
Cia de Minas Buenaventura ADR	12,628	210,509
Impala Platinum Holdings †	5,901	29,243
Sociedad Quimica y Minera de Chile ADR	3,027	94,170
Tata Chemicals	13,145	119,337
UltraTech Cement	1,364	89,986
Vale ADR	16,001	215,053
		817,073
Real Estate - 0.04%
Etalon Group GDR 144A #	20,100	44,823
IRSA Inversiones y
Representaciones ADR †	4,584	44,832
IRSA Propiedades Comerciales ADR	146	3,050
UEM Sunrise	127,619	24,729
		117,434
Utilities - 0.03%
Kunlun Energy	86,000	75,089
		75,089
Total Emerging Markets (cost $17,399,202)		21,994,106
Total Common Stock (cost $112,149,208)		148,023,834

Exchange-Traded Funds – 3.37%
iShares MSCI EAFE ETF	1,000	65,730
iShares Russell 1000 Growth ETF	42,550	6,694,817
Vanguard FTSE Developed Markets ETF	12,600	525,546
Vanguard Mega Cap Growth ETF	6,430	832,556
Vanguard Russell 1000 Growth ETF	5,215	846,186
Total Exchange-Traded Funds (cost $6,806,869)		8,964,835

14 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

	Number of shares	Value (US $)
Limited Partnership – 0.03%
Brookfield Property Partners	3,983	$75,398
Total Limited Partnership (cost $80,596)		75,398

	Principal amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.678% 9/26/33 •	35,742	39,567
Fannie Mae REMIC Trust
Series 2002-W11 AV1 2.744% (LIBOR01M + 0.34%,
Floor 0.17%) 11/25/32 •	1,902	1,863
Total Agency Asset-Backed Securities (cost $37,355)		41,430

Agency Collateralized Mortgage Obligations – 4.83%
Fannie Mae Interest Strip
Series 417 C24 3.50% 12/25/42 S	198,281	30,280
Series 418 C12 3.00% 8/25/33 S	97,625	10,893
Series 419 C3 3.00% 11/25/43 S	57,193	7,750
Fannie Mae REMICs
Series 2008-15 SB
4.196% (6.60% minus LIBOR01M, Cap 6.60%)
8/25/36 S•	30,100	5,369
Series 2012-60 KI 3.00% 9/25/26 S	77,258	3,158
Series 2012-98 MI 3.00% 8/25/31 S	172,630	12,863
Series 2012-99 AI 3.50% 5/25/39 S	353,325	19,996
Series 2012-118 AI 3.50% 11/25/37 S	743,396	51,053
Series 2012-120 CI 3.50% 12/25/31 S	302,561	25,012
Series 2012-120 WI 3.00% 11/25/27 S	57,483	4,282
Series 2012-121 ID 3.00% 11/25/27 S	176,474	13,352
Series 2012-125 MI 3.50% 11/25/42 S	369,991	63,781
Series 2012-126 PI 3.50% 7/25/42 S	206,639	24,091
Series 2012-129 PZ 3.50% 12/25/42	73,005	73,882
Series 2012-133 NI 4.00% 5/25/42 S	123,468	16,353
Series 2012-137 EI 3.00% 12/25/27 S	437,128	32,042
Series 2012-137 QI 3.00% 12/25/27 S	398,149	32,319
Series 2012-137 WI 3.50% 12/25/32 S	93,286	11,246
Series 2012-146 IO 3.50% 1/25/43 S	40,266	7,074
Series 2012-149 IC 3.50% 1/25/28 S	29,444	2,441
Series 2013-1 YI 3.00% 2/25/33 S	49,226	5,831
Series 2013-4 PL 2.00% 2/25/43	26,000	22,747
Series 2013-7 EI 3.00% 10/25/40 S	4,545,174	454,402
Series 2013-14 BI 2.50% 3/25/28 S	110,522	6,892
Series 2013-26 ID 3.00% 4/25/33 S	209,125	24,894
Series 2013-38 AI 3.00% 4/25/33 S	201,020	23,264

NQ-448 [6/19] 8/19 (919121) 15

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-44 DI 3.00% 5/25/33 S	627,318	$70,860
Series 2013-45 PI 3.00% 5/25/33 S	408,740	48,385
Series 2013-64 KI 3.00% 2/25/33 S	1,150,892	144,288
Series 2013-69 IJ 3.00% 7/25/33 S	86,755	10,074
Series 2013-69 IO 3.00% 11/25/31 S	71,500	5,043
Series 2013-71 ZA 3.50% 7/25/43	104,831	109,965
Series 2013-75 JI 3.00% 9/25/32 S	235,784	22,370
Series 2013-92 SA 3.546% (5.95% minus LIBOR01M,
Cap 5.95%) 9/25/43 S•	55,291	10,637
Series 2014-59 AI 3.00% 10/25/40 S	87,037	6,060
Series 2014-94 AI 3.00% 10/25/32 S	127,610	7,663
Series 2015-43 PZ 3.50% 6/25/45	11,534	11,807
Series 2015-66 ID 3.50% 5/25/42 S	62,931	5,901
Series 2015-71 PI 4.00% 3/25/43 S	1,022,572	101,133
Series 2015-89 EZ 3.00% 12/25/45	95,747	90,597
Series 2016-2 HI 3.00% 12/25/41 S	326,745	31,492
Series 2016-17 BI 4.00% 2/25/43 S	1,681,563	173,344
Series 2016-24 LI 3.00% 6/25/42 S	156,993	13,233
Series 2016-33 DI 3.50% 6/25/36 S	120,175	15,989
Series 2016-43 GI 3.00% 4/25/42 S	118,969	9,497
Series 2016-54 PI 3.00% 2/25/44 S	351,152	29,530
Series 2016-60 LI 3.00% 9/25/46 S	152,293	17,749
Series 2016-61 ML 3.00% 9/25/46	21,000	21,112
Series 2016-62 SA 3.596% (6.00% minus LIBOR01M,
Cap 6.00%) 9/25/46 S•	308,754	68,350
Series 2016-71 PI 3.00% 10/25/46 S	78,879	9,081
Series 2016-72 AZ 3.00% 10/25/46	428,925	415,353
Series 2016-80 JZ 3.00% 11/25/46	51,993	51,719
Series 2016-83 PI 3.50% 7/25/45 S	71,382	8,579
Series 2016-90 CI 3.00% 2/25/45 S	2,033,470	220,466
Series 2016-95 IO 3.00% 12/25/46 S	3,860,047	512,813
Series 2016-99 DI 3.50% 1/25/46 S	79,234	9,964
Series 2016-99 TI 3.50% 3/25/36 S	170,869	17,879
Series 2016-101 ZP 3.50% 1/25/47	36,013	36,341
Series 2016-105 SA 3.596% (6.00% minus LIBOR01M,
Cap 6.00%) 1/25/47 S•	67,341	12,686
Series 2017-6 NI 3.50% 3/25/46 S	243,035	26,122
Series 2017-16 SM 3.646% (6.05% minus LIBOR01M,
Cap 6.05%) 3/25/47 S•	248,579	47,531
Series 2017-17 LI 3.00% 4/25/37 S	137,382	6,091
Series 2017-24 AI 3.00% 8/25/46 S	215,386	22,766
Series 2017-25 BL 3.00% 4/25/47	6,000	6,312

16 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-40 GZ 3.50% 5/25/47	15,101	$16,116
Series 2017-45 IJ 3.00% 11/25/46 S	110,377	9,170
Series 2017-46 BI 3.00% 4/25/47 S	134,921	15,270
Series 2017-59 KI 3.00% 3/25/47 S	298,618	27,181
Series 2017-64 JI 3.50% 7/25/42 S	316,324	20,931
Series 2017-67 BZ 3.00% 9/25/47	6,339	6,163
Series 2017-94 CZ 3.50% 11/25/47	13,780	14,541
Series 2017-99 DZ 3.50% 12/25/47	31,707	32,604
Series 2017-99 IE 3.00% 12/25/47 S	170,473	20,787
Series 2017-111 GZ 3.00% 1/25/48	10,460	10,546
Series 2018-15 GZ 3.00% 3/25/48	45,793	44,458
Series 2018-31 KQ 3.50% 5/25/48	15,000	15,194
Freddie Mac REMICs
Series 4015 MY 3.50% 3/15/42	30,000	31,716
Series 4050 EI 4.00% 2/15/39 S	148,204	8,043
Series 4092 AI 3.00% 9/15/31 S	162,317	13,177
Series 4100 EI 3.00% 8/15/27 S	156,164	11,620
Series 4106 EI 3.50% 4/15/41 S	86,394	8,625
Series 4109 AI 3.00% 7/15/31 S	330,480	24,585
Series 4120 MI 3.00% 10/15/32 S	44,681	4,822
Series 4135 AI 3.50% 11/15/42 S	45,907	7,792
Series 4146 IA 3.50% 12/15/32 S	142,806	20,271
Series 4159 NI 2.50% 7/15/42 S	215,105	16,379
Series 4161 IM 3.50% 2/15/43 S	138,238	27,109
Series 4181 DI 2.50% 3/15/33 S	109,062	10,332
Series 4184 GS 3.726% (6.12% minus LIBOR01M, Cap
6.12%) 3/15/43 S•	158,733	32,007
Series 4185 LI 3.00% 3/15/33 S	161,366	19,280
Series 4191 CI 3.00% 4/15/33 S	96,122	11,399
Series 4197 LZ 4.00% 4/15/43	38,377	42,827
Series 4203 DI 3.00% 4/15/33 S	807,361	63,026
Series 4210 Z 3.00% 5/15/43	70,504	67,767
Series 4223 HI 3.00% 4/15/30 S	677,780	32,534
Series 4342 CI 3.00% 11/15/33 S	92,148	8,549
Series 4366 DI 3.50% 5/15/33 S	393,771	36,284
Series 4433 DI 3.00% 8/15/32 S	1,415,619	86,995
Series 4451 DI 3.50% 10/15/39 S	345,000	33,919
Series 4487 ZC 3.50% 6/15/45	852,391	943,141
Series 4518 CI 3.50% 6/15/42 S	819,977	64,219
Series 4527 CI 3.50% 2/15/44 S	115,033	15,148
Series 4531 PZ 3.50% 11/15/45	175,679	185,924
Series 4567 LI 4.00% 8/15/45 S	1,743,355	287,137

NQ-448 [6/19] 8/19 (919121) 17

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4574 AI 3.00% 4/15/31 S	626,538	$63,392
Series 4580 MI 3.50% 2/15/43 S	207,230	18,178
Series 4581 LI 3.00% 5/15/36 S	120,503	13,489
Series 4618 SA 3.606% (6.00% minus LIBOR01M, Cap
6.00%) 9/15/46 S•	156,006	35,690
Series 4622 HI 3.00% 11/15/43 S	301,342	30,992
Series 4623 WI 4.00% 8/15/44 S	331,467	47,760
Series 4625 PZ 3.00% 6/15/46	1,083	1,079
Series 4627 PI 3.50% 5/15/44 S	72,718	7,900
Series 4629 KB 3.00% 11/15/46	390,000	389,668
Series 4643 QI 3.50% 9/15/45 S	592,500	73,937
Series 4648 MZ 3.00% 6/15/46	1,075	1,068
Series 4648 SA 3.606% (6.00% minus LIBOR01M, Cap
6.00%) 1/15/47 S•	4,161,154	824,794
Series 4655 WI 3.50% 8/15/43 S	215,558	17,917
Series 4656 HI 3.50% 5/15/42 S	171,869	9,488
Series 4657 JZ 3.50% 2/15/47	5,425	5,588
Series 4657 WI 3.50% 3/15/42 S	59,817	3,839
Series 4660 GI 3.00% 8/15/43 S	223,993	22,781
Series 4663 JI 3.50% 3/15/43 S	70,747	5,222
Series 4710 CI 3.50% 12/15/43 S	139,821	13,151
Series 4721 HI 3.50% 9/15/42 S	127,916	13,891
Series 4753 EZ 3.50% 12/15/47	100,873	103,160
Series 4761 Z 3.50% 12/15/47	26,269	26,878
Freddie Mac Strips
Series 290 IO 3.50% 11/15/32 S	86,594	11,068
Series 303 C17 3.50% 1/15/43 S	226,146	36,885
Series 304 C38 3.50% 12/15/27 S	21,502	1,737
Series 319 S2 3.606% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/43 S•	50,707	10,454
GNMA
Series 2012-61 PI 3.00% 4/20/39 S	117,368	4,347
Series 2012-108 KI 4.00% 8/16/42 S	79,372	13,924
Series 2013-113 LY 3.00% 5/20/43	450,000	455,493
Series 2014-12 ZB 3.00% 1/16/44	21,172	21,451
Series 2015-36 PI 3.50% 8/16/41 S	233,211	16,748
Series 2015-44 AI 3.00% 8/20/41 S	217,306	18,769
Series 2015-74 CI 3.00% 10/16/39 S	103,241	8,597
Series 2015-82 EZ 3.50% 6/20/45	103,504	106,591
Series 2015-82 GI 3.50% 12/20/38 S	184,507	7,863
Series 2015-111 IH 3.50% 8/20/45 S	48,630	3,996
Series 2015-142 AI 4.00% 2/20/44 S	72,440	5,473

18 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-46 DZ 3.00% 4/20/46	40,683	$38,702
Series 2016-75 JI 3.00% 9/20/43 S	86,626	6,503
Series 2016-89 QS 3.667% (6.05% minus LIBOR01M,
Cap 6.05%) 7/20/46 S•	73,555	14,998
Series 2016-101 QL 3.00% 7/20/46	1,164,000	1,141,506
Series 2016-108 YL 3.00% 8/20/46	1,652,650	1,616,701
Series 2016-118 DI 3.50% 3/20/43 S	142,576	15,426
Series 2016-120 IA 3.00% 2/20/46 S	251,026	24,964
Series 2016-126 NS 3.717% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 S•	77,516	15,997
Series 2016-135 JI 3.00% 7/20/46 S	75,422	8,188
Series 2016-146 KS 3.717% (6.10% minus LIBOR01M,
Cap 6.10%) 10/20/46 S•	70,101	13,617
Series 2016-149 GI 4.00% 11/20/46 S	250,851	43,361
Series 2016-156 AI 3.00% 12/20/42 S	81,762	5,302
Series 2016-160 VZ 2.50% 11/20/46	57,599	51,018
Series 2016-171 IO 3.00% 7/20/44 S	63,126	3,949
Series 2017-10 IB 4.00% 1/20/47 S	67,941	11,456
Series 2017-10 KZ 3.00% 1/20/47	1,075	1,033
Series 2017-11 IM 3.00% 5/20/42 S	134,158	7,878
Series 2017-19 AY 3.00% 2/20/47	15,000	15,526
Series 2017-25 WZ 3.00% 2/20/47	933,001	916,695
Series 2017-36 ZC 3.00% 3/20/47	65,254	63,335
Series 2017-52 LE 3.00% 1/16/47	188,000	191,139
Series 2017-56 GZ 3.50% 4/20/47	4,315	4,433
Series 2017-56 JZ 3.00% 4/20/47	6,402	6,339
Series 2017-101 HD 3.00% 1/20/47	30,000	30,439
Series 2017-117 GI 3.00% 3/20/47 S	352,722	39,289
Series 2017-121 IC 3.00% 12/20/45 S	374,929	32,487
Series 2017-121 IL 3.00% 2/20/42 S	272,601	17,955
Series 2017-134 SD 3.817% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 S•	88,698	18,235
Series 2017-144 EI 3.00% 12/20/44 S	76,763	5,630
Series 2017-147 AI 3.50% 3/20/44 S	269,986	15,777
Series 2017-163 HS 3.817% (6.20% minus LIBOR01M,
Cap 6.20%) 11/20/47 S•	89,724	15,668
Series 2017-163 JI 4.00% 7/20/47 S	223,616	37,306
Series 2018-1 ST 3.817% (6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 S•	92,152	18,186
Series 2018-8 VZ 3.00% 3/20/47	13,564	13,240
Series 2018-13 PZ 3.00% 1/20/48	93,902	92,442
Series 2018-14 ZE 3.50% 1/20/48	48,335	48,995
Series 2018-24 HZ 3.00% 2/20/48	10,408	10,131

NQ-448 [6/19] 8/19 (919121) 19

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2018-27 KU 3.50% 5/20/46	17,000	$17,835
Series 2018-34 TY 3.50% 3/20/48	10,000	10,291
Series 2018-46 AS 3.817% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 S•	94,677	19,567
Total Agency Collateralized Mortgage Obligations (cost $13,381,621)		12,876,434

Agency Commercial Mortgage-Backed Securities – 0.49%
FREMF Mortgage Trust
Series 2011-K11 B 144A 4.567% 12/25/48 #•	500,000	512,392
Series 2011-K14 B 144A 5.354% 2/25/47 #•	65,000	68,035
Series 2011-K15 B 144A 5.116% 8/25/44 #•	20,000	20,957
Series 2012-K22 B 144A 3.812% 8/25/45 #•	145,000	150,123
Series 2013-K712 B 144A 3.454% 5/25/45 #•	80,000	80,028
Series 2013-K713 B 144A 3.263% 4/25/46 #•	50,000	50,161
Series 2013-K713 C 144A 3.263% 4/25/46 #•	210,000	210,245
Series 2014-K717 B 144A 3.753% 11/25/47 #•	140,000	143,457
Series 2014-K717 C 144A 3.753% 11/25/47 #•	60,000	60,995
Total Agency Commercial Mortgage-Backed Securities (cost $1,310,723)		1,296,393

Agency Mortgage-Backed Securities – 9.50%
Fannie Mae S.F. 30 yr
3.00% 12/1/46	1,438,208	1,456,256
3.00% 7/1/49	130,000	131,133
3.50% 6/1/49	181,245	185,492
4.50% 5/1/39	108,161	116,083
4.50% 2/1/46	502,443	539,498
4.50% 9/1/48	1,834,374	1,946,332
5.00% 7/1/47	1,348,226	1,461,719
5.00% 9/1/48	546,666	579,610
5.50% 5/1/44	3,895,695	4,326,687
5.50% 8/1/48	28,080	30,571
6.00% 10/1/38	793,915	899,009
6.00% 6/1/41	62,536	70,874
6.00% 7/1/41	1,953,932	2,215,706
6.00% 1/1/42	51,540	58,418
Fannie Mae S.F. 30 yr TBA
3.00% 8/1/49	1,645,000	1,656,997
3.50% 7/1/49	1,260,000	1,287,759
5.00% 8/1/49	3,588,000	3,790,715

20 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
2.585% (LIBOR12M + 1.63%, Cap 7.586%) 10/1/46 •	111,725	$112,667
Freddie Mac S.F. 30 yr
4.50% 8/1/48	699,833	743,666
5.50% 6/1/41	888,845	987,474
5.50% 9/1/41	51,962	57,720
6.00% 7/1/40	808,130	916,340
GNMA II S.F. 30 yr
5.50% 5/20/37	18,185	19,384
6.00% 2/20/39	20,978	22,717
6.00% 2/20/40	88,151	96,595
6.00% 4/20/46	28,395	32,341
6.50% 6/20/39	34,003	39,402
GNMA II S.F. 30 yr TBA
5.00% 7/20/49	1,463,000	1,529,255
Total Agency Mortgage-Backed Securities (cost $25,075,556)		25,310,420

Agency Obligation – 0.56%
Federal Home Loan Bank
2.70% 6/10/22	1,500,000	1,501,263
Total Agency Obligation (cost $1,500,000)		1,501,263

Collateralized Debt Obligations – 0.67%
Apex Credit CLO
Series 2017-1A A1 144A 4.051% (LIBOR03M + 1.47%,
Floor 1.47%) 4/24/29 #•	255,000	254,885
Galaxy XXI CLO
Series 2015-21A AR 144A 3.612% (LIBOR03M + 1.02%)
4/20/31 #•	600,000	592,999
Mariner CLO 5
Series 2018-5A A 144A 3.69% (LIBOR03M + 1.11%,
Floor 1.11%) 4/25/31 #•	250,000	248,213
Northwoods Capital XV
Series 2017-15A A 144A 3.687% (LIBOR03M + 1.30%)
6/20/29 #•	250,000	249,813
Venture CDO
Series 2016-25A A1 144A 4.082% (LIBOR03M + 1.49%)
4/20/29 #•	100,000	99,970
Venture XXVIII CLO
Series 2017-28A A2 144A 3.702% (LIBOR03M + 1.11%)
7/20/30 #•	350,000	348,460
Total Collateralized Debt Obligations (cost $1,801,500)		1,794,340

NQ-448 [6/19] 8/19 (919121) 21

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 15.88%
Banking - 3.83%
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	200,000	$202,127
Banco Santander
2.706% 6/27/24	200,000	200,440
3.306% 6/27/29	200,000	201,483
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	154,275
Bank of America
3.458% 3/15/25 µ	230,000	238,747
5.625% 7/1/20	390,000	402,688
Bank of Montreal 3.30% 2/5/24	125,000	129,683
Branch Banking & Trust 2.25% 6/1/20	780,000	779,308
Citigroup 3.625% (LIBOR03M + 1.10%) 5/17/24 •	55,000	55,551
Citizens Bank 3.70% 3/29/23	250,000	260,878
Citizens Financial Group 4.30% 12/3/25	160,000	169,321
Compass Bank 3.875% 4/10/25	250,000	259,037
Credit Suisse Group
144A 3.869% 1/12/29 #µ	315,000	324,863
144A 6.25%#µy	200,000	208,875
Fifth Third Bancorp 3.65% 1/25/24	55,000	57,829
Fifth Third Bank 3.85% 3/15/26	200,000	211,216
Goldman Sachs Group 6.00% 6/15/20	570,000	589,032
Huntington Bancshares 2.30% 1/14/22	115,000	114,939
Huntington National Bank 3.125% 4/1/22	305,000	310,987
JPMorgan Chase & Co. 3.702% 5/6/30 µ	655,000	690,898
KeyBank 3.40% 5/20/26	500,000	513,180
Manufacturers & Traders Trust 2.50% 5/18/22	250,000	251,461
Morgan Stanley
2.75% 5/19/22	200,000	202,154
3.78% (LIBOR03M + 1.22%) 5/8/24 •	650,000	659,482
PNC Bank 2.70% 11/1/22	250,000	252,503
PNC Financial Services Group 3.45% 4/23/29	80,000	84,256
Regions Financial
2.75% 8/14/22	80,000	80,579
3.80% 8/14/23	80,000	83,722
Royal Bank of Scotland Group 4.269% 3/22/25 µ	330,000	341,384
Santander UK 144A 5.00% 11/7/23 #	290,000	306,462
State Street
3.10% 5/15/23	65,000	66,758
3.30% 12/16/24	260,000	272,225
SunTrust Banks
2.45% 8/1/22	85,000	85,257
2.70% 1/27/22	105,000	105,774
3.00% 2/2/23	70,000	71,427

22 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
SunTrust Banks
3.30% 5/15/26	200,000	$203,746
4.00% 5/1/25	125,000	133,880
US Bancorp
3.10% 4/27/26	330,000	337,286
3.15% 4/27/27	30,000	31,181
3.375% 2/5/24	30,000	31,317
USB Capital IX 3.617% (LIBOR03M + 1.02%)y•	380,000	311,228
Woori Bank 144A 4.75% 4/30/24 #	200,000	213,884
		10,201,323
Basic Industry - 0.83%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	200,000	208,554
Braskem Finance 6.45% 2/3/24	200,000	221,552
Cydsa 144A 6.25% 10/4/27 #	200,000	200,702
Dow Chemical 144A 4.80% 11/30/28 #	25,000	28,096
DuPont de Nemours 4.205% 11/15/23	115,000	123,142
Georgia-Pacific 8.00% 1/15/24	355,000	438,677
Mexichem 144A 5.50% 1/15/48 #	200,000	199,000
OCP 144A 4.50% 10/22/25 #	200,000	205,446
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	193,712
RPM International 4.55% 3/1/29	130,000	137,388
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	229,101
Westlake Chemical 4.375% 11/15/47	15,000	14,144
		2,199,514
Capital Goods - 0.61%
General Electric
2.10% 12/11/19	25,000	24,896
2.70% 10/9/22	40,000	39,956
5.55% 5/4/20	115,000	117,666
6.00% 8/7/19	225,000	225,743
L3 Technologies 4.40% 6/15/28	255,000	278,588
Northrop Grumman 2.55% 10/15/22	120,000	120,697
nVent Finance 4.55% 4/15/28	185,000	188,043
Parker-Hannifin 3.25% 6/14/29	175,000	181,805
United Technologies 3.65% 8/16/23	430,000	450,458
		1,627,852
Communications - 2.04%
AT&T
4.30% 2/15/30	60,000	64,128
4.35% 3/1/29	190,000	204,004
4.85% 3/1/39	15,000	16,118

NQ-448 [6/19] 8/19 (919121) 23

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
4.50% 2/1/24	145,000	$154,437
5.05% 3/30/29	250,000	275,652
Comcast 3.70% 4/15/24	550,000	583,861
Discovery Communications 5.20% 9/20/47	140,000	147,853
Fox
144A 4.03% 1/25/24 #	295,000	313,844
144A 4.709% 1/25/29 #	45,000	50,242
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	200,000	199,379
Sprint Spectrum 144A 4.738% 3/20/25 #	220,000	228,800
Telefonica Emisiones 5.134% 4/27/20	1,430,000	1,459,397
Time Warner Entertainment 8.375% 3/15/23	575,000	681,543
Verizon Communications
144A 4.016% 12/3/29 #	400,000	433,612
4.50% 8/10/33	140,000	157,745
Viacom 4.375% 3/15/43	250,000	244,816
VTR Finance 144A 6.875% 1/15/24 #	200,000	207,750
		5,423,181
Consumer Cyclical - 0.80%
Dollar Tree 3.70% 5/15/23	240,000	249,108
General Motors Financial
3.45% 4/10/22	440,000	446,424
5.25% 3/1/26	20,000	21,470
IHS Markit
3.625% 5/1/24	40,000	41,276
4.25% 5/1/29	80,000	84,397
JD.com 3.125% 4/29/21	200,000	200,777
Marriott International 4.15% 12/1/23	390,000	413,508
Mastercard 2.95% 6/1/29	230,000	237,648
Royal Caribbean Cruises 3.70% 3/15/28	245,000	246,914
SBA Tower Trust 144A 2.898% 10/15/19 #	110,000	109,998
Scientific Games International 10.00% 12/1/22	60,000	63,150
Toyota Motor 3.669% 7/20/28	25,000	27,142
		2,141,812
Consumer Non-Cyclical - 1.41%
Anheuser-Busch InBev Worldwide 4.75% 1/23/29	115,000	130,372
AstraZeneca 3.50% 8/17/23	275,000	286,905
Atento Luxco 1 144A 6.125% 8/10/22 #	20,000	20,198
Becton Dickinson & Co. 3.363% 6/6/24	545,000	563,110
Bristol-Myers Squibb
144A 2.90% 7/26/24 #	330,000	337,463
144A 4.125% 6/15/39 #	45,000	48,834

24 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Bunge Finance 4.35% 3/15/24	460,000	$479,991
Cigna
144A 3.487% (LIBOR03M + 0.89%) 7/15/23 #•	260,000	259,956
144A 3.75% 7/15/23 #	105,000	109,335
144A 4.125% 11/15/25 #	105,000	111,600
CVS Health
3.70% 3/9/23	570,000	588,833
4.10% 3/25/25	20,000	21,097
Eli Lilly & Co. 3.375% 3/15/29	110,000	117,200
Keurig Dr Pepper
3.551% 5/25/21	180,000	183,857
4.417% 5/25/25	100,000	107,200
New York and Presbyterian Hospital 4.063% 8/1/56	140,000	152,864
Takeda Pharmaceutical 144A 4.40% 11/26/23 #	210,000	225,058
		3,743,873
Energy - 1.28%
Continental Resources 3.80% 6/1/24	80,000	82,308
Ecopetrol 5.875% 9/18/23	35,000	38,850
Enbridge Energy Partners
4.375% 10/15/20	75,000	76,713
5.20% 3/15/20	15,000	15,261
Energy Transfer Operating 6.625%µy	215,000	201,352
Eni 144A 4.25% 5/9/29 #	200,000	211,259
Enterprise Products Operating 3.125% 7/31/29	75,000	75,546
Husky Energy 4.40% 4/15/29	110,000	116,731
Marathon Oil
2.80% 11/1/22	160,000	160,737
4.40% 7/15/27	95,000	100,959
MPLX
4.00% 3/15/28	15,000	15,584
4.80% 2/15/29	50,000	55,089
4.875% 12/1/24	325,000	353,842
Noble Energy 3.90% 11/15/24	295,000	307,840
ONEOK 7.50% 9/1/23	330,000	386,500
Pertamina Persero 144A 4.875% 5/3/22 #	200,000	211,100
Petrobras Global Finance 7.375% 1/17/27	70,000	80,535
Sabine Pass Liquefaction
5.625% 3/1/25	180,000	201,634
5.75% 5/15/24	334,000	371,537
Schlumberger Holdings
144A 3.75% 5/1/24 #	95,000	99,169
144A 4.30% 5/1/29 #	205,000	219,706

NQ-448 [6/19] 8/19 (919121) 25

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Tecpetrol 144A 4.875% 12/12/22 #	40,000	$39,000
		3,421,252
Financials - 0.71%
AerCap Ireland Capital 3.65% 7/21/27	200,000	199,038
Air Lease 3.00% 9/15/23	190,000	190,488
Aviation Capital Group
144A 4.375% 1/30/24 #	40,000	42,135
144A 4.875% 10/1/25 #	55,000	59,383
144A 6.75% 4/6/21 #	60,000	64,086
Avolon Holdings Funding
144A 3.95% 7/1/24 #	175,000	179,520
144A 4.375% 5/1/26 #	100,000	103,045
Charles Schwab
3.20% 1/25/28	50,000	51,657
3.25% 5/21/21	85,000	86,651
3.85% 5/21/25	90,000	96,103
E*TRADE Financial 3.80% 8/24/27	135,000	135,995
International Lease Finance 8.625% 1/15/22	150,000	171,237
Jefferies Group
4.15% 1/23/30	75,000	71,925
6.45% 6/8/27	80,000	90,629
6.50% 1/20/43	65,000	70,632
Lazard Group
3.625% 3/1/27	15,000	15,169
3.75% 2/13/25	160,000	166,320
4.375% 3/11/29	75,000	79,349
4.50% 9/19/28	30,000	31,962
		1,905,324
Insurance - 0.75%
AXA Equitable Holdings 3.90% 4/20/23	140,000	145,901
Berkshire Hathaway Finance 2.90% 10/15/20	220,000	222,151
Liberty Mutual Group 144A 4.569% 2/1/29 #	25,000	27,489
Marsh & McLennan 4.375% 3/15/29	310,000	342,838
MetLife
5.25%µy	60,000	60,488
6.40% 12/15/36	110,000	125,948
144A 9.25% 4/8/38 #	400,000	560,638
Pine Street Trust I 144A 4.572% 2/15/29 #	100,000	104,783
Prudential Financial 5.375% 5/15/45 µ	130,000	137,023
UnitedHealth Group 3.70% 12/15/25	40,000	42,608
Voya Financial 4.70% 1/23/48 µ	135,000	123,287

26 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
XLIT 5.054% (LIBOR03M + 2.458%)y•	100,000	$96,152
		1,989,306
Real Estate - 0.80%
American Tower Trust #1 144A 3.07% 3/15/23 #	240,000	244,041
Corporate Office Properties
3.60% 5/15/23	135,000	135,989
5.25% 2/15/24	170,000	182,215
Crown Castle International
4.30% 2/15/29	30,000	32,282
5.25% 1/15/23	330,000	359,431
CubeSmart 3.125% 9/1/26	115,000	113,774
Digital Realty Trust 3.60% 7/1/29	185,000	187,477
Hospitality Properties Trust 4.50% 3/15/25	110,000	110,016
Host Hotels & Resorts
3.75% 10/15/23	120,000	122,961
3.875% 4/1/24	60,000	61,729
4.50% 2/1/26	60,000	63,443
LifeStorage 3.50% 7/1/26	130,000	130,057
WEA Finance 144A 3.50% 6/15/29 #	245,000	247,541
WP Carey 4.60% 4/1/24	125,000	131,983
		2,122,939
Technology - 0.73%
Broadcom 3.50% 1/15/28	160,000	151,971
International Business Machines
3.00% 5/15/24	165,000	169,581
3.30% 5/15/26	150,000	155,436
Marvell Technology Group 4.875% 6/22/28	220,000	233,318
Microchip Technology
3.922% 6/1/21	65,000	66,179
4.333% 6/1/23	185,000	192,759
NXP
144A 4.30% 6/18/29 #	55,000	56,773
144A 4.875% 3/1/24 #	370,000	396,999
Tencent Holdings 144A 3.975% 4/11/29 #	500,000	522,815
		1,945,831
Transportation - 0.10%
Norfolk Southern 3.80% 8/1/28	70,000	75,483
United Airlines 2014-1
Class A Pass Through Trust 4.00% 4/11/26	54,478	57,335
United Airlines 2014-2
Class A Pass Through Trust 3.75% 9/3/26	124,224	129,292
		262,110

NQ-448 [6/19] 8/19 (919121) 27

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities - 1.99%
American Transmission Systems 144A 5.25% 1/15/22 #	40,000	$42,642
Atlantic City Electric 4.00% 10/15/28	75,000	82,418
Ausgrid Finance 144A 3.85% 5/1/23 #	132,000	136,978
Avangrid 3.15% 12/1/24	170,000	173,378
CenterPoint Energy
3.85% 2/1/24	330,000	346,187
6.125%µy	130,000	134,782
Cleveland Electric Illuminating 5.50% 8/15/24	140,000	158,817
ComEd Financing III 6.35% 3/15/33	155,000	158,012
Consumers Energy 4.35% 4/15/49	50,000	57,929
DPL 144A 4.35% 4/15/29 #	215,000	218,010
Emera 6.75% 6/15/76 µ	180,000	193,226
Entergy Arkansas 4.20% 4/1/49	190,000	209,579
Entergy Louisiana
4.00% 3/15/33	90,000	99,313
4.05% 9/1/23	25,000	26,605
4.95% 1/15/45	15,000	15,863
Evergy 4.85% 6/1/21	90,000	93,220
Exelon 3.95% 6/15/25	35,000	37,381
Kansas City Power & Light 3.65% 8/15/25	270,000	285,358
LG&E & KU Energy 4.375% 10/1/21	650,000	673,699
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	210,000	206,402
5.25% 4/20/46 µ	130,000	132,705
Nevada Power 2.75% 4/15/20	150,000	150,551
New York State Electric & Gas 144A 3.25% 12/1/26 #	60,000	61,367
NextEra Energy Capital Holdings
3.15% 4/1/24	125,000	128,361
5.65% 5/1/79 µ	30,000	30,948
NiSource 5.65%µy	120,000	117,086
NV Energy 6.25% 11/15/20	100,000	105,159
PacifiCorp 3.50% 6/15/29	255,000	273,114
Pennsylvania Electric 5.20% 4/1/20	15,000	15,264
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	204,500
Southern California Edison 4.20% 3/1/29	430,000	458,021
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	80,000	84,593
Vistra Operations
144A 3.55% 7/15/24 #	120,000	120,783
144A 4.30% 7/15/29 #	80,000	81,251
		5,313,502
Total Corporate Bonds (cost $40,794,225)		42,297,819

28 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

		Principal amount°	Value (US $)
Loan Agreement – 1.32%
American Airlines Tranche B 1st Lien 4.394% (LIBOR01M
+ 2.00%) 12/14/23 •		296,970	$292,817
CityCenter Holdings Tranche B 1st Lien 4.652%
(LIBOR01M + 2.25%) 4/18/24 •		344,724	343,985
First Data 1st Lien 4.404% (LIBOR01M + 2.00%) 4/26/24 •		562,508	562,509
Flying Fortress Holdings Tranche B 1st Lien 4.08%
(LIBOR03M + 1.75%) 10/30/22 •		480,000	480,257
HCA Tranche B11 1st Lien 4.08% (LIBOR03M + 1.75%)
3/17/23 •	•	403,777	404,365
Lamar Media Tranche B 1st Lien 4.125% (LIBOR03M +
1.75%) 3/16/25 •		172,813	173,243
Sprint Communications Tranche B 1st Lien 4.938%
(LIBOR01M + 2.50%) 2/3/24 •		415,438	409,898
SS&C European Holdings Tranche B4 1st Lien 4.652%
(LIBOR01M + 2.25%) 4/16/25 •		47,440	47,312
SS&C Technologies Tranche B3 1st Lien 4.652%
(LIBOR01M + 2.25%) 4/16/25 •		69,176	68,989
UPC Financing Partnership Tranche AR 1st Lien 4.894%
(LIBOR01M + 2.50%) 1/15/26 •		106,519	106,496
WR Grace & Co. Tranche B1 1st Lien 4.08% (LIBOR03M +
1.75%) 4/3/25 •		100,556	100,468
WR Grace & Co. Tranche B2 1st Lien 4.08% (LIBOR03M +
1.75%) 4/3/25 •		172,382	172,231
Zekelman Industries 1st Lien 4.652% (LIBOR01M +
2.25%) 6/14/21 •		341,267	340,926
Total Loan Agreement (cost $3,486,246)			3,503,496

Municipal Bonds – 0.39%
Bay Area, California Toll Authority
(Build America Bonds) Series S3 6.907% 10/1/50		185,000	299,909
California State Various Purposes
(Build America Bonds) 7.55% 4/1/39		130,000	206,058
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41		105,000	158,229
Oregon State Taxable Pension
5.892% 6/1/27		200,000	241,844
South Carolina Public Service Authority
Series D 4.77% 12/1/45		60,000	71,861
Texas Water Development Board (State Water
Implementation)
5.00% 10/15/46		45,000	53,171

Total Municipal Bonds (cost $951,879)			1,031,072

NQ-448 [6/19] 8/19 (919121) 29

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities – 1.85%
American Express Credit Account Master Trust
Series 2017-2 A 2.844% (LIBOR01M + 0.45%)
9/16/24•	335,000	$336,714
Series 2017-5 A 2.774% (LIBOR01M + 0.38%)
2/18/25•	1,215,000	1,216,078
Series 2018-9 A 2.774% (LIBOR01M + 0.38%)
4/15/26•	150,000	150,135
Avis Budget Rental Car Funding AESOP
Series 2014-1A A 144A 2.46% 7/20/20 #	33,333	33,333
Chase Issuance Trust
Series 2017-A1 A 2.694% (LIBOR01M + 0.30%)
1/15/22•	100,000	100,115
Citibank Credit Card Issuance Trust
Series 2014-A6 A6 2.15% 7/15/21	200,000	199,979
Series 2017-A9 A9 1.80% 9/20/21	200,000	199,726
Discover Card Execution Note Trust
Series 2018-A3 A3 2.624% (LIBOR01M + 0.23%, Floor
0.23%) 12/15/23 •	90,000	90,081
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	497,750	498,138
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 2.734% (LIBOR01M + 0.34%)
5/15/23#•	200,000	200,074
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1 A 144A 3.034% (LIBOR01M + 0.63%,
Floor 0.63%) 9/25/23 #•	75,000	75,148
Nissan Master Owner Trust Receivables
Series 2017-B A 2.824% (LIBOR01M + 0.43%)
4/18/22•	1,000,000	1,001,695
PFS Financing
Series 2018-A A 144A 2.794% (LIBOR01M + 0.40%)
2/15/22#•	100,000	100,016
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	74,459	74,607
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	88,090	88,595
Series 2017-1 A1 144A 2.75% 10/25/56 #•	58,763	58,989
Series 2017-2 A1 144A 2.75% 4/25/57 #•	59,948	60,044
Series 2018-1 A1 144A 3.00% 1/25/58 #•	77,164	77,966
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	373,595	372,903
Total Non-Agency Asset-Backed Securities
(cost $4,932,933)		4,934,336

30 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations – 0.69%
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	46,431	$46,864
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	66,501	71,390
Series 2014-2 B1 144A 3.405% 6/25/29 #•	121,426	123,383
Series 2014-2 B2 144A 3.405% 6/25/29 #•	121,426	122,709
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	200,000	198,180
Series 2015-4 B1 144A 3.624% 6/25/45 #•	181,386	186,173
Series 2015-4 B2 144A 3.624% 6/25/45 #•	181,386	183,980
Series 2015-5 B2 144A 3.342% 5/25/45 #•	188,453	186,646
Series 2015-6 B1 144A 3.611% 10/25/45 #•	179,506	183,883
Series 2015-6 B2 144A 3.611% 10/25/45 #•	179,506	182,589
Series 2018-4 A15 144A 3.50% 10/25/48 #•	53,613	54,255
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #•	50,433	51,157
Series 2015-1 B2 144A 3.876% 1/25/45 #•	62,444	64,095
Series 2017-4 A1 144A 3.50% 7/25/47 #•	78,286	79,184
Series 2018-5 A4 144A 3.50% 5/25/48 #•	86,307	87,718
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	3,916	3,880
Series 2006-AR5 2A1 5.188% 4/25/36 •	10,022	10,056
Total Non-Agency Collateralized Mortgage Obligations (cost $1,771,024)		1,836,142

Non-Agency Commercial Mortgage-Backed Securities – 2.63%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 •	340,000	356,782
Benchmark Mortgage Trust
Series 2018-B3 A5 4.025% 4/10/51	40,000	43,958
Series 2019-B9 A5 4.016% 3/15/52	50,000	55,097
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	180,000	190,455
Series 2015-GC27 A5 3.137% 2/10/48	210,000	217,226
Series 2016-P3 A4 3.329% 4/15/49	140,000	146,104
Series 2017-C4 A4 3.471% 10/12/50	180,000	189,820
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	140,000	143,064
Series 2014-CR19 A5 3.796% 8/10/47	100,000	106,417
Series 2014-CR20 AM 3.938% 11/10/47	345,000	363,147
Series 2015-3BP A 144A 3.178% 2/10/35 #	500,000	519,219
Series 2015-CR23 A4 3.497% 5/10/48	175,000	184,242

NQ-448 [6/19] 8/19 (919121) 31

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	255,000	$265,581
Series 2016-C3 A5 2.89% 8/10/49	300,000	305,057
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.885% 11/10/46 #•	230,000	239,175
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	101,878
Series 2014-GRCE B 144A 3.52% 6/10/28 #	200,000	203,335
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	230,000	245,648
Series 2015-GC32 A4 3.764% 7/10/48	105,000	112,157
Series 2017-GS6 A3 3.433% 5/10/50	500,000	525,695
Series 2019-GC39 A4 3.567% 5/10/52	80,000	85,201
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	270,000	278,986
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.749% 8/12/37 •	65,000	65,918
Series 2013-LC11 B 3.499% 4/15/46	125,000	127,137
Series 2015-JP1 A5 3.914% 1/15/49	125,000	134,415
Series 2016-JP2 A4 2.822% 8/15/49	170,000	172,174
Series 2016-WIKI A 144A 2.798% 10/5/31 #	70,000	70,652
Series 2016-WIKI B 144A 3.201% 10/5/31 #	115,000	116,357
Series 2019-OSB A 144A 3.397% 6/5/39 #	150,000	157,550
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 •	99,366	68,600
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	130,000	137,494
Series 2015-C26 A5 3.531% 10/15/48	185,000	195,118
Series 2016-C29 A4 3.325% 5/15/49	125,000	130,431
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	297,466	271,066
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	15,000	15,677
Series 2015-NXS3 A4 3.617% 9/15/57	245,000	259,583
Series 2016-BNK1 A3 2.652% 8/15/49	205,000	205,523
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,019,215)		7,005,939

Sovereign Bonds – 0.67%Δ
Argentina - 0.03%
Argentine Republic Government International Bond
5.625% 1/26/22	90,000	76,051
		76,051

32 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Bermuda - 0.08%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		200,000	$204,752
			204,752
Japan - 0.56%
Japan Bank for International Cooperation 3.095%
(LIBOR03M + 0.57%) 2/24/20 •		1,500,000	1,505,650
			1,505,650
Total Sovereign Bonds (cost $1,801,354)			1,786,453

Supranational Bank – 0.57%
International Bank for Reconstruction & Development
2.70% 5/16/22	NZD	1,500,000	1,520,462
Total Supranational Bank (cost $1,500,000)			1,520,462

US Treasury Obligations – 0.13%
US Treasury Bonds
2.875% 5/15/49		95,000	101,771
3.00% 2/15/49		10,000	10,969
US Treasury Note
2.00% 5/31/24		225,000	227,553
Total US Treasury Obligations (cost $332,770)			340,293
		Number of shares
Preferred Stock – 0.66%
Morgan Stanley 5.55% µ		35,000	35,393
US Bancorp 3.617% (LIBOR03M + 1.02%) •		1,000	802,000
USB Realty 3.744% (LIBOR03M + 1.147%) #•		100,000	85,152
Volkswagen 3.14%	EUR	4,900	825,345
Total Preferred Stock (cost $1,635,478)			1,747,890

Short-Term Investments – 2.34%
Money Market Mutual Funds - 2.34%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.29%)		1,248,308	1,247,808
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.26%)		1,248,309	1,247,804
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.27%)		1,248,309	1,247,811
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 2.25%)		1,248,309	1,247,807

NQ-448 [6/19] 8/19 (919121) 33

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 2.23%)	1,248,309	$1,247,807
Total Short-Term Investments (cost $6,239,037)		6,239,037
Total Value of Securities – 102.17%
(cost $232,607,589)		272,127,286
Liabilities Net of Receivables and Other Assets – (2.17%)		(5,774,247)
Net Assets Applicable to 25,055,315 Shares Outstanding – 100.00%		$266,353,039

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2019, the aggregate value of Rule 144A securities was $20,445,991, which represents
7.68% of the Fund’s net assets.
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Includes $110,000 cash collateral held at broker for over the counter swap contracts and $2,388,710 for centrally cleared swap contracts and $207,240 cash collateral held at broker for futures contracts as of June 30, 2019.

= The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.

§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019.
Rate will reset at a future date.
S Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y No contractual maturity date.

† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual

34 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
@ Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at
June 30, 2019:

Foreign Currency Exchange Contracts

			Contracts to				Settlement	Unrealized
Counterparty		Receive (Deliver)		In Exchange For			Date	Depreciation
BNYM		GBP	(11,375)		USD	14,440	7/1/19	$(8)

Futures Contracts

								Variation
								Margin
				Notional			Value/	Due from
			Notional	Cost		Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)			Amount	(Proceeds)		Date	Appreciation	Brokers
89	US Treasury 5 yr Notes		$10,515,906	$10,363,148		9/30/19	$152,758	$—
82	US Treasury 10 yr Notes		10,493,438	10,447,432		9/19/19	46,006	4,125
	US Treasury 10 yr Ultra
48	Notes		6,630,000	6,418,572		9/19/19	211,428	1,500
Total Futures Contracts				$27,229,152			$410,192	$5,625

NQ-448 [6/19] 8/19 (919121) 35

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

Swap Contracts
CDS Contracts[1]

						Variation
Counterparty/				Upfront		Margin
Reference Obligation/		Annual		Payments		Due from
Termination Date/	Notional	Protection		Paid	Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Brokers
Over-The-Counter/
Protection Purchased:
HSBC-CDX.EM.29[4]
6/20/23-
Quarterly	2,000,000	1.00%	$41,712	$28,001	$13,711	$(2,254)
IRS Contracts[5]

Reference Obligation/					Variation
Termination Date/					Margin
Payment Frequency		Fixed / Floating			Due from
(Fixed Rate /	Notional	Interest Rate		Unrealized	(Due to)
Floating Rate)	Amount[2]	Paid (Received)[6]	Value	Depreciation[3]	Broker
Centrally Cleared:
5 yr IRS
4/3/22-(Semiannually/
Quarterly)	2,105,000	2.066%/(2.596%)	$(18,553)	$(18,553)	$1,205
7 yr IRS 6/14/24-
(Semiannually/ Quarterly)	3,405,000	1.993%/(2.428%)	(38,707)	(38,707)	1,953
7 yr IRS
2/5/25-(Semiannually/
Quarterly)	8,910,000	2.733%/(2.560%)	(455,104)	(455,104)	5,925
10 yr IRS 6/27/27-
(Semiannually/ Quarterly)	4,615,000	2.117%/(2.311%)	(86,443)	(86,443)	3,111
10 yr IRS
8/3/28-(Semiannually/
Quarterly)	4,380,000	3.068%/(2.576%)	(425,032)	(425,032)	3,895
30 yr IRS 6/27/47-
(Semiannually/ Quarterly)	430,000	2.388%/(2.311%)	(16,812)	(16,812)	1,611
30 yr IRS
8/3/48-(Semiannually/
Quarterly)	2,350,000	3.078%/(2.576%)	(454,144)	(454,144)	9,826
Total IRS Contracts			$(1,494,795)	$(1,494,795)	$27,526

36 NQ-448 [6/19] 8/19 (919121)

(Unaudited)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party
(seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of ($122,899).

4Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile,
China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela,
which have a S&P credit quality rating of CCC and above.

5An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

6Rates reset based on LIBOR03M.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
BNYM – Bank of New York Mellon
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CLO – Collateralized Loan Obligation
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
FTSE – Financial Times Stock Exchange
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – HSBC Bank USA, National Association

NQ-448 [6/19] 8/19 (919121) 37

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

Summary of abbreviations (continued):
ICE – Intercontinental Exchange
IRS – Interest Rate Swap
JPM – JPMorgan
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MSCI – Morgan Stanley Capital International
NZD – New Zealand Dollar
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USD – US Dollar
yr – Year

38 NQ-448 [6/19] 8/19 (919121)